Consumer Loans, Credit Quality Information and Allowances and Liabilities for Estimated Losses on Consumer Loans - Schedule of Consumer Loan Fee Revenue (Details) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consumer Loans Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Total consumer loan revenue									$ 808,987	$ 764,126	$ 659,569
Other									850	1,197	1,359
Total Revenue	194,722	205,168	201,482	208,465	208,770	198,098	176,143	182,312	809,837	765,323	660,928
Interest and Fees on Short-term Loans
Consumer Loans Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Total consumer loan revenue									257,169	389,706	459,835
Interest and Fees on Line of Credit Accounts
Consumer Loans Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Total consumer loan revenue									305,118	170,496	73,532
Interest and Fees on Installment Loans
Consumer Loans Credit Quality Information And Allowances And Liabilities For Losses On Consumer Loans [Line Items]
Total consumer loan revenue									$ 246,700	$ 203,924	$ 126,202